CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (46,873)	$ (822,297)	$ (446,349)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	211	2,632	5,675
Amortization of intangibles	0	506	1,044
Share-based compensation	190	198,454	6,219
Change in fair value of derivative liabilities	0	(1,571)
Changes in operating assets and liabilities:
Inventory	0	30,521	(30,521)
Prepaid expenses	0	(40,812)	(21,715)
Other assets	(2,000)	(8,000)
Accounts payable and accrued expenses	18,953	64,075	52,582
Net Cash Used In Operating Activities	(29,519)	(576,492)	(433,065)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(9,667)	(18,761)	(71,187)
Cash paid for intangibles	(1,175)	(4,617)	(28,010)
Net Cash Used In Investing Activities	(10,842)	(23,378)	(99,197)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	1	4,241,627	35,001
Proceeds from issuance of preferred stock	530,000	0	530,000
Proceeds received from convertible note			655,000
Borrowings from promissory note			30,000
Repayment of promissory note			(30,000)
Net Cash Provided By Financing Activities	530,001	4,241,627	1,220,001
Net Increase in Cash	489,640	3,641,757	687,739
Cash - Beginning of Period	0	687,739	0
Cash - End of Period	489,640	4,329,496	687,739
Cash Paid During the Period for:
Income taxes	0	0	0
Interest	0	0	984
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock compensation payable	190	27,206	$ 5,857
Warrants issued for stock issuance costs	0	206,715
Conversion of convertible notes into common stock	$ 0	$ 655,000